Eaton Vance
Special Equities Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.0%
Security	Shares	Value
Aerospace & Defense — 2.4%
Hexcel Corp.	13,746	$ 817,475
Woodward, Inc.	5,565	695,124
		$ 1,512,599
Auto Components — 4.0%
Dana, Inc.	37,025	$ 650,529
Dorman Products, Inc.(1)	12,410	1,179,322
Visteon Corp.(1)	6,045	659,691
		$ 2,489,542
Automobiles — 1.4%
Harley-Davidson, Inc.	21,510	$ 847,494
		$ 847,494
Banks — 8.5%
Commerce Bancshares, Inc.	16,574	$ 1,186,533
CVB Financial Corp.	13,035	302,542
M&T Bank Corp.	6,640	1,125,480
Pinnacle Financial Partners, Inc.	6,865	632,129
SouthState Corp.	13,380	1,091,674
UMB Financial Corp.	4,965	482,400
Wintrust Financial Corp.	4,810	446,993
		$ 5,267,751
Biotechnology — 1.0%
Neurocrine Biosciences, Inc.(1)	6,535	$ 612,656
		$ 612,656
Building Products — 3.0%
AAON, Inc.	11,285	$ 628,913
AZEK Co., Inc. (The)(1)	38,834	964,637
Hayward Holdings, Inc.(1)	17,860	296,833
		$ 1,890,383
Capital Markets — 1.6%
Cohen & Steers, Inc.	5,024	$ 431,511
Tradeweb Markets, Inc., Class A	6,425	564,565
		$ 996,076
Chemicals — 3.5%
Quaker Chemical Corp.	3,815	$ 659,270
Security	Shares	Value
Chemicals (continued)
Valvoline, Inc.	47,450	$ 1,497,522
		$ 2,156,792
Commercial Services & Supplies — 1.9%
MillerKnoll, Inc.	34,095	$ 1,178,323
		$ 1,178,323
Communications Equipment — 2.1%
F5, Inc.(1)	6,325	$ 1,321,609
		$ 1,321,609
Containers & Packaging — 1.3%
AptarGroup, Inc.	6,960	$ 817,800
		$ 817,800
Diversified Consumer Services — 3.1%
Bright Horizons Family Solutions, Inc.(1)	3,475	$ 461,098
Terminix Global Holdings, Inc.(1)	32,650	1,489,819
		$ 1,950,917
Electric Utilities — 1.1%
Alliant Energy Corp.	10,944	$ 683,781
		$ 683,781
Electrical Equipment — 0.5%
Generac Holdings, Inc.(1)	955	$ 283,883
		$ 283,883
Electronic Equipment, Instruments & Components — 1.1%
National Instruments Corp.	17,480	$ 709,513
		$ 709,513
Equity Real Estate Investment Trusts (REITs) — 7.0%
CubeSmart	16,307	$ 848,453
EastGroup Properties, Inc.	5,470	1,111,942
Equity LifeStyle Properties, Inc.	10,435	798,069
Rexford Industrial Realty, Inc.	12,445	928,272
STORE Capital Corp.	23,425	684,713
		$ 4,371,449
Food & Staples Retailing — 3.0%
Performance Food Group Co.(1)	36,408	$ 1,853,531
		$ 1,853,531

Eaton Vance
Special Equities Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies — 5.5%
Cooper Cos., Inc. (The)	1,086	$ 453,503
Envista Holdings Corp.(1)	27,530	1,340,986
ICU Medical, Inc.(1)	2,158	480,457
Teleflex, Inc.	3,329	1,181,229
		$ 3,456,175
Health Care Providers & Services — 6.8%
Addus HomeCare Corp.(1)	4,960	$ 462,718
Agiliti, Inc.(1)	43,840	925,024
Amedisys, Inc.(1)	1,905	328,212
Chemed Corp.	2,210	1,119,476
R1 RCM, Inc.(1)	52,155	1,395,668
		$ 4,231,098
Hotels, Restaurants & Leisure — 2.2%
Choice Hotels International, Inc.	1,645	$ 233,195
Texas Roadhouse, Inc.	4,810	402,742
Wyndham Hotels & Resorts, Inc.	8,400	711,396
		$ 1,347,333
Insurance — 7.6%
James River Group Holdings, Ltd.	9,075	$ 224,516
RLI Corp.	9,267	1,025,208
Ryan Specialty Group Holdings, Inc., Class A(1)	26,891	1,043,102
Selective Insurance Group, Inc.	14,435	1,289,912
W.R. Berkley Corp.	17,555	1,168,987
		$ 4,751,725
Interactive Media & Services — 2.3%
CarGurus, Inc.(1)	33,915	$ 1,440,031
		$ 1,440,031
IT Services — 1.2%
Euronet Worldwide, Inc.(1)	5,611	$ 730,272
		$ 730,272
Machinery — 5.4%
Allison Transmission Holdings, Inc.	21,200	$ 832,312
Chart Industries, Inc.(1)	2,495	428,566
Graco, Inc.	13,285	926,230
Middleby Corp.(1)	7,275	1,192,664
		$ 3,379,772
Security	Shares	Value
Multi-Utilities — 1.1%
CMS Energy Corp.	9,865	$ 689,958
		$ 689,958
Oil, Gas & Consumable Fuels — 0.3%
Archaea Energy, Inc.(1)	7,755	$ 170,067
		$ 170,067
Pharmaceuticals — 1.1%
Jazz Pharmaceuticals PLC(1)	4,355	$ 677,943
		$ 677,943
Professional Services — 2.8%
CBIZ, Inc.(1)	41,449	$ 1,739,615
		$ 1,739,615
Road & Rail — 0.9%
Landstar System, Inc.	3,815	$ 575,417
		$ 575,417
Semiconductors & Semiconductor Equipment — 0.9%
Ambarella, Inc.(1)	1,705	$ 178,889
Silicon Laboratories, Inc.(1)	2,360	354,472
		$ 533,361
Software — 8.5%
ACI Worldwide, Inc.(1)	24,833	$ 781,991
Altair Engineering, Inc., Class A(1)	13,852	892,069
Black Knight, Inc.(1)	8,667	502,599
Ceridian HCM Holding, Inc.(1)	5,715	390,678
Clearwater Analytics Holdings, Inc., Class A(1)	24,735	519,435
Envestnet, Inc.(1)	11,065	823,679
Fair Isaac Corp.(1)	1,905	888,606
nCino, Inc.(1)	11,784	482,908
		$ 5,281,965
Specialty Retail — 3.5%
Burlington Stores, Inc.(1)	2,500	$ 455,425
Five Below, Inc.(1)	4,060	642,982
National Vision Holdings, Inc.(1)	25,246	1,099,968
		$ 2,198,375
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.(1)	960	$ 262,819
		$ 262,819

Eaton Vance
Special Equities Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors — 2.0%
Herc Holdings, Inc.	7,275	$ 1,215,580
		$ 1,215,580
Total Common Stocks (identified cost $48,525,692)		$61,625,605

Short-Term Investments — 0.0%(2)
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.19%(3)	6,108	$ 6,107
Total Short-Term Investments (identified cost $6,106)		$ 6,107
Total Investments — 99.0% (identified cost $48,531,798)		$61,631,712
Other Assets, Less Liabilities — 1.0%		$ 645,258
Net Assets — 100.0%		$62,276,970
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.

The Fund did not have any open derivative instruments at March 31, 2022.
Affiliated Investments
At March 31, 2022, the value of the Fund's investment in affiliated funds was $6,107, which represents less than 0.05% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,463,016	$6,221,453	$(7,678,387)	$24	$1	$6,107	$235	6,108
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Special Equities Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

At March 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$61,625,605*	$ —	$ —	$61,625,605
Short-Term Investments	—	6,107	—	6,107
Total Investments	$ 61,625,605	$6,107	$ —	$61,631,712
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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